General and Administrative Expenses	12 Months Ended
Jun. 30, 2023
General and Administrative Expenses [Abstract]
General and administrative expenses

(15) General and administrative expenses

	Year ended June 30,
	2023	2022	2021
	$	$	$
Staff costs and employee benefits	3,356,644	3,333,846	3,579,013
Depreciation and amortization	263,576	344,251	379,152
Research and development	241,241	305,003	390,428
Office and utilities	198,135	234,800	222,117
Others	1,211,370	704,175	1,412,177
Total	5,270,966	4,922,075	5,982,887